Derivatives and Hedging (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	$ (55)	$ (155)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(36)	(118)
Interest rate contracts | Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(1)	(10)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)		16
Foreign exchange contracts | Derivatives accounted for as hedges: | Cash flow hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(54)	(145)
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(36)	(134)
Foreign exchange contracts | Derivatives accounted for as hedges: | Net investment hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in OCI on Derivative (Effective Portion)	(2)	111
Foreign exchange contracts | Derivatives accounted for as hedges: | Fair value hedges
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in Income on Derivative	2	6
Amount of Gain (Loss) Recognized in Income on Related Hedged Item	(2)	(6)
Foreign exchange contracts | Derivatives not accounted for as hedges:
Derivative Instruments, Gain (Loss)
Amount of Gain (Loss) Recognized in Income on Derivative	$ 9	$ 10